Offerings - Offering: 1	Jun. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 390,282,747.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,898.05
Offering Note	Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated by adding (i) the product of (A) 118,322,488 shares of common stock, par value $0.01 per share (the "Shares"), of Open Lending Corporation ("Open Lending"), issued and outstanding, and (B) the offer price of $3.15 per Share (the "Offer Price"); (ii) the product of (A) 3,457,692 Shares subject to issuance pursuant to stock options granted and outstanding with an exercise price less than the Offer Price and (B) $0.65, which is the difference between the Offer Price and $2.50, the weighted average exercise price of such options; (iii) the product of (A) 3,999,711 Shares subject to restricted stock units granted and (B) the Offer Price; and (iv) the product of (A) 863,594 Shares subject to performance stock units granted and (B) the Offer Price. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 beginning on October 1, 2025, by multiplying the transaction value by 0.00013810.